Financial Risk Management_The Contractual Cash Flows Of Derivatives Held For Cash Flow Hedging(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	₩ (17,009)	₩ 6,453
Cash flow to be received of total settlement derivatives	2,760,970	2,579,824
Cash flow to be paid of total settlement derivatives	(2,844,337)	(2,626,088)
Up to 1 month
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	(639)	(172)
Cash flow to be received of total settlement derivatives	14,119	47,526
Cash flow to be paid of total settlement derivatives	(18,171)	(50,281)
1-3 montshs
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	(1,831)	1,999
Cash flow to be received of total settlement derivatives	200,170	129,826
Cash flow to be paid of total settlement derivatives	(199,141)	(137,834)
3-12 months
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	(5,021)	2,743
Cash flow to be received of total settlement derivatives	657,909	286,219
Cash flow to be paid of total settlement derivatives	(671,375)	(286,165)
1~5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	(10,602)	1,949
Cash flow to be received of total settlement derivatives	1,888,772	2,116,253
Cash flow to be paid of total settlement derivatives	(1,955,650)	(2,151,808)
Over 5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	1,084	(66)
Cash flow to be received of total settlement derivatives	0	0
Cash flow to be paid of total settlement derivatives	₩ 0	₩ 0